Long Term Debt, Net And Notes Payable To Founder (Long-Term Debt, Net And Notes Payable To Founder) (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Senior secured revolving credit facility	$ 75,065	$ 40,622	$ 152,000
Unamortized deferred financing costs	(9,818)
Total long-term debt, net	565,247	529,905	717,775
Notes payable to founder	27,861	$ 26,957	25,748
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Secured Term Loan			125,000
9.625% Senior Unsecured Notes Due 2018 [Member]
Debt Instrument [Line Items]
Notes payable			$ 448,598
Maturity date of debt			Oct. 15, 2018
Stated interest rate of senior notes		9.625%	9.625%
7.875% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Notes payable	$ 500,000	$ 500,000
Maturity date of debt	Dec. 15, 2024	Dec. 15, 2024
Stated interest rate of senior notes	7.875%	7.875%
Unamortized deferred financing costs	$ (9,818)	$ (10,717)	$ (7,823)